Significant partly-owned subsidiary - Selected Income and Cash Flow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Operating revenues	$ 24,468	$ 24,409
Net earnings	6,514	375
Net earnings attributable to NCI	54	31
Total comprehensive income	7,896	863
Total comprehensive income attributable to NCI	52	34
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Operating revenues	970	991
Net earnings	179	100
Net earnings attributable to NCI	54	31
Total comprehensive income	174	108
Total comprehensive income attributable to NCI	52	34
Cash dividends paid to NCI	51	68
CTV Specialty hedge
Disclosure of subsidiaries [line items]
Net earnings	0	2
Total comprehensive income	$ 0	$ 2